General Information - Details of Consolidated Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023 Subsidiaries
Senex Holdings PTY LTD [member]
Disclosure of subsidiaries [line items]
Number of subsidiaries	22
QSONE Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Percent of shares acquired	50.00%